PIMCO Funds

Supplement Dated March 31, 2017 to the

Asset Allocation Funds, Bond Funds, Credit Bond Funds, Equity-Related Strategy Funds, International Bond Funds, Real Return Strategy Funds and Tax-Efficient Strategy Funds Prospectuses, each dated July 29, 2016, each as supplemented from time to time (each, a “Prospectus”)

Effective immediately, the fourth paragraph in the “Classes of Shares—Other Payments to Financial Firms” section in each Prospectus is deleted in its entirety and replaced with the following:

The payments described above are made at the Distributor’s expense. These payments may be made to financial firms selected by the Distributor, generally to the financial firms that have sold significant amounts of shares of the Funds. With respect to Class A, Class C, Class D and Class R shares, the level of payments made to a financial firm in any given year will vary and generally will not exceed the sum of (a) 0.10% of such year’s gross sales of Class A, Class C, Class D and Class R shares of series of the Trust and PIMCO Equity Series by that financial firm and (b) 0.03% of the assets attributable to that financial firm invested in Class A, Class C, Class D and Class R shares of series of the Trust and PIMCO Equity Series. In certain cases, the payments described in the preceding sentence may be subject to certain minimum payment levels. In lieu of payments pursuant to the foregoing formula, the Distributor may make payments of an agreed upon amount which normally will not exceed the amount that would have been payable pursuant to the formula.

Investors Should Retain This Supplement for Future Reference

PIMCO_SUPP1_033117

PIMCO Funds

Supplement Dated March 31, 2017 to the

Short Duration Strategy Funds Prospectus dated July 29, 2016,

as supplemented from time to time (the “Prospectus”)

Effective immediately, the fourth paragraph in the “Classes of Shares—Other Payments to Financial Firms” section in the Prospectus is deleted in its entirety and replaced with the following:

The payments described above are made at the Distributor’s expense. These payments may be made to financial firms selected by the Distributor, generally to the financial firms that have sold significant amounts of shares of the Funds. With respect to Class A, Class C, Class D and Class R shares, the level of payments made to a financial firm in any given year will vary and generally will not exceed the sum of (a) 0.10% of such year’s gross sales of Class A, Class C, Class D and Class R shares of series of the Trust and PIMCO Equity Series by that financial firm and (b) 0.03% of the assets attributable to that financial firm invested in Class A, Class C, Class D and Class R shares of series of the Trust and PIMCO Equity Series. In certain cases, the payments described in the preceding sentence may be subject to certain minimum payment levels. In lieu of payments pursuant to the foregoing formula, the Distributor may make payments of an agreed upon amount which normally will not exceed the amount that would have been payable pursuant to the formula. With respect to Class M shares, the level of payments made to a financial firm in any given year will vary.

Investors Should Retain This Supplement for Future Reference

PIMCO_SUPP2_033117

PIMCO Funds

Supplement Dated March 31, 2017 to the

Quantitative Strategies Prospectus dated July 29, 2016,

as supplemented from time to time (the “Prospectus”)

Effective immediately, the fourth paragraph in the “Classes of Shares—Other Payments to Financial Firms” section in the Prospectus is deleted in its entirety and replaced with the following:

The payments described above are made at the Distributor’s expense. These payments may be made to financial firms selected by the Distributor, generally to the financial firms that have sold significant amounts of shares of the Fund. With respect to Class A, Class C, Class D and Class R shares, the level of payments made to a financial firm in any given year will vary and generally will not exceed the sum of (a) 0.10% of such year’s gross sales of Class A, Class C, Class D and Class R shares of series of the Trust and PIMCO Equity Series by that financial firm and (b) 0.03% of the assets attributable to that financial firm invested in Class A, Class C, Class D and Class R shares of series of the Trust and PIMCO Equity Series. In certain cases, the payments described in the preceding sentence may be subject to certain minimum payment levels. In lieu of payments pursuant to the foregoing formula, the Distributor may make payments of an agreed upon amount which normally will not exceed the amount that would have been payable pursuant to the formula.

Investors Should Retain This Supplement for Future Reference

PIMCO_SUPP3_033117

PIMCO Funds

Supplement Dated March 31, 2017 to the Statement of Additional Information

dated July 29, 2016, as supplemented from time to time (the “SAI”)

Effective immediately, the third paragraph in the “Distribution of Trust Shares—Additional Payments to Financial Firms” section in the SAI is deleted in its entirety and replaced with the following:

The additional payments described above are made from the Distributor’s or PIMCO’s (or their affiliates’) own assets (and sometimes, therefore referred to as “revenue sharing”) pursuant to agreements with broker-dealers or other financial firms and do not change the price paid by investors for the purchase of a Fund’s shares or the amount a Fund will receive as proceeds from such sales. These payments may be made to financial firms (as selected by the Distributor) that have sold significant amounts of shares of the Funds. With respect to Class A, C, D and R shares, the level of payments made to a financial firm in any future year will vary and generally will not exceed the sum of: (a) 0.10% of such year’s sales of Class A, C, D and R shares of the Funds and PIMCO Equity Series by such financial firm; and (b) 0.03% of the assets attributable to that financial firm invested in Class A, C, D and R shares of the Funds and PIMCO Equity Series. In certain cases, the payments described in the preceding sentence are subject to certain minimum payment levels. In lieu of payments pursuant to the foregoing formula, the Distributor, PIMCO or their affiliates may make payments of an agreed upon amount which generally will not exceed the amount that would have been payable pursuant to the formula. With respect to Class M shares, the level of payments made to a financial firm in any future year will vary.

Investors Should Retain This Supplement for Future Reference

PIMCO_SUPP4_033117